Schedule of Reconciliation of Notes Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Balance as of beginning of period	$ 10,784,756	$ 10,584,037	$ 10,584,037	$ 8,884,513
Modification of notes payable and warrants	(217,255)
Non-cash note additions			245,050
Financed equipment			433,112
Financing arrangements				241,898
Amortization of debt discount	212,217		993,024	993,823
Resale of note payable to related party			(350,000)	(472,000)
Interest classified to debt			89,089	80,058
Non-cash note repayment			(50,423)
Cash repayments	(249,912)		(1,159,133)	(469,829)
Balance as of end of period	$ 10,529,806		10,784,756	10,584,037
Proceeds from notes payable				$ 1,325,574